Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	€ 25	€ 860
Restricted cash	386	287
Total cash and cash equivalents	€ 411	€ 1,147	€ 3,085